CONDENSED STATEMENT OF OPERATIONS - USD ($)	3 Months Ended						6 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2024	Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Sep. 30, 2023	Sep. 30, 2022
Armada Acquisition Corp I [Member]
Operating expenses
Total operating expenses	$ 844,718	$ 459,911	$ 571,529	$ 775,911	$ 790,735	$ 394,352	$ 1,031,440	$ 1,185,087	$ 1,876,158	$ 1,960,998	$ 2,570,872	$ 4,391,263
Stock-based compensation	526,209	25,200	50,400	134,363	27,963	27,963	75,600	55,926	601,809	190,289	218,254	111,852
Loss from operations	(1,370,927)	(485,111)	(621,929)	(910,274)	(818,698)	(422,315)	(1,107,040)	(1,241,013)	(2,477,967)	(2,151,287)	(2,789,126)	(4,503,115)
Other (expense) income
Interest expense	(220,050)	(118,811)	(5,387)	0	0	0	(124,198)	0	(344,248)	0
Trust interest income	206,289	270,156	334,836	433,066	974,408	1,289,673	604,992	2,264,081	811,281	2,697,147	3,084,260	1,025,942
Other non-operating income (expense), net	(13,761)	151,345		433,066	974,408		480,794	2,264,081	467,033	2,697,147	3,084,260	1,025,942
Total other income			329,449			1,289,673
Income (Loss) before provision for income taxes	(1,384,688)	(333,766)	(292,480)	(477,208)	155,710	867,358	(626,246)	1,023,068	(2,010,934)	545,860	295,134	(3,477,173)
Provision for income taxes	(38,407)	(47,080)	(67,834)	(82,376)	(182,853)	(260,331)	(114,914)	(443,184)	(153,321)	(525,560)	(615,284)	(145,621)
Net (loss) income	(1,423,095)	(380,846)	$ (360,314)	(559,584)	(27,143)	$ 607,027	(741,160)	579,884	(2,164,255)	20,300	(320,150)	(3,622,794)
Armada Acquisition Corp I [Member] | Common Stock [Member]
Other (expense) income
Net (loss) income	$ (1,140,024)	$ (285,914)		$ (346,585)	$ (11,538)		$ (539,730)	$ 193,497	$ (1,625,155)	$ 8,004	$ (140,949)	$ (998,785)
Basic Weighted-average shares outstanding	5,709,500	5,709,500		5,709,500	5,709,500		5,709,500	5,709,500	5,709,500	5,709,500	5,709,500	5,709,500
Diluted Weighted-average shares outstanding	5,709,500	5,709,500		5,709,500	5,709,500		5,709,500	5,709,500	5,709,500	5,709,500	5,709,500	5,709,500
Basic net (loss) income per share	$ (0.2)	$ (0.05)		$ (0.06)	$ (0)		$ (0.09)	$ 0.03	$ (0.28)	$ 0	$ (0.02)	$ (0.17)
Diluted net (loss) income per share	$ (0.2)	$ (0.05)		$ (0.06)	$ (0)		$ (0.09)	$ 0.03	$ (0.28)	$ 0	$ (0.02)	$ (0.17)
Armada Acquisition Corp I [Member] | Common Stock [Member] | Common stock subject to possible redemption [Member]
Other (expense) income
Basic Weighted-average shares outstanding	1,417,687	1,895,714	2,363,349	3,508,852	7,722,273	15,000,000	2,130,809	11,401,124	1,893,969	8,770,367	7,259,013	15,000,000
Diluted Weighted-average shares outstanding	1,417,687	1,895,714	2,363,349	3,508,852	7,722,273	15,000,000	2,130,809	11,401,124	1,893,969	8,770,367	7,259,013	15,000,000
Basic net (loss) income per share	$ (0.2)	$ (0.05)	$ (0.04)	$ (0.06)	$ (0)	$ 0.03	$ (0.09)	$ 0.03	$ (0.28)	$ 0	$ (0.02)	$ (0.17)
Diluted net (loss) income per share	$ (0.2)	$ (0.05)	$ (0.04)	$ (0.06)	$ (0)	$ 0.03	$ (0.09)	$ 0.03	$ (0.28)	$ 0	$ (0.02)	$ (0.17)
Armada Acquisition Corp I [Member] | Common Stock [Member] | Non-redeemable common stock [Member]
Other (expense) income
Basic Weighted-average shares outstanding	5,709,500	5,709,500	5,709,500	5,709,500	5,709,500	5,709,500	5,709,500	5,709,500	5,709,500	5,709,500	5,709,500	5,709,500
Diluted Weighted-average shares outstanding	5,709,500	5,709,500	5,709,500	5,709,500	5,709,500	5,709,500	5,709,500	5,709,500	5,709,500	5,709,500	5,709,500	5,709,500
Basic net (loss) income per share	$ (0.2)	$ (0.05)	$ (0.04)	$ (0.06)	$ (0)	$ 0.03	$ (0.09)	$ 0.03	$ (0.28)		$ (0.02)	$ (0.17)
Diluted net (loss) income per share	$ (0.2)	$ (0.05)	$ (0.04)	$ (0.06)	$ (0)	$ 0.03	$ (0.09)	$ 0.03	$ (0.28)	$ 0	$ (0.02)	$ (0.17)